Segment information	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Segment information

30. Segment information

The Company is organized by the following operating segments: IT Services and IT Products.

IT Services: The IT Services segment primarily consists of IT Service offerings to customers organized by industry verticals. Effective April 1, 2016, The Company realigned its industry verticals. The Communication Service Provider business unit was regrouped from the former Global Media and Telecom (GMT) industry vertical into a new industry vertical named “Communications”. The Media business unit from the former GMT industry vertical has been realigned with the former Retail, Consumer, Transport and Government (RCTG) industry vertical which has been renamed as “Consumer Business Unit” industry vertical. Further, the Network Equipment Provider business unit of the former GMT industry vertical has been realigned with the Manufacturing industry vertical to form the “Manufacturing and Technology” industry vertical.

The revised industry verticals are as follows: Banking, Financial Services and Insurance (BFSI), Healthcare and Lifesciences (HLS), Consumer Business unit (CBU), Energy, Natural Resources & Utilities (ENU), Manufacturing & Technology (MNT) and Communications (COMM). IT Services segment also includes Others which comprises dividend income relating to strategic investments, which are presented within “Finance and other Income” in the consolidated statement of income. Key service offerings to customers includes software application development and maintenance, research and development services for hardware and software design, business application services, analytics, consulting, infrastructure outsourcing services and business process services.

Comparative information has been restated to give effect to the above changes.

IT Products: The Company is a value added reseller of desktops, servers, notebooks, storage products, networking solutions and packaged software for leading international brands. In certain total outsourcing contracts of the IT Services segment, the Company delivers hardware, software products and other related deliverables. Revenue relating to the above items is reported as revenue from the sale of IT Products.

The Chairman and Managing Director of the Company has been identified as the Chief Operating Decision Maker (CODM) as defined by IFRS 8, “Operating Segments.” The Chairman of the Company evaluates the segments based on their revenue growth and operating income.

Assets and liabilities used in the Company’s business are not identified to any of the operating segments, as these are used interchangeably between segments. Management believes that it is currently not practicable to provide segment disclosures relating to total assets and liabilities since a meaningful segregation of the available data is onerous.

Information on reportable segment for the year ended March 31, 2016 is as follows:
	IT Services							IT Products	Reconciling Items	Total
	BFSI	HLS	CBU	ENU	MNT	COMM	Total
Revenue	128,147	58,358	79,514	70,866	113,422	37,009	487,316	29,722	(731)	516,307
Segment Result	27,902	12,009	13,590	13,475	24,223	5,990	97,189	(1,007)	(386)	95,796
Unallocated							1,064	—	—	1,064

Segment Result Total							98,253	(1,007)	(386)	96,860
Finance expense										(5,378)
Finance and other income										23,451

Profit before tax										114,933
Income tax expense										(25,366)

Profit for the year										89,567

Depreciation and amortization										14,965

Information on reportable segment for the year ended March 31, 2017 is as follows:
	IT Services							IT Products	Reconciling Items	Total
	BFSI	HLS	CBU	ENU	MNT	COMM	Total
Revenue	135,967	82,242	83,417	68,883	119,175	38,756	528,440	25,922	(183)	554,179
Other operating income	—	—	—	—	—	—	4,082	—	—	4,082
Segment Result	24,939	9,479	14,493	14,421	23,453	6,149	92,934	(1,680)	(506)	90,748
Unallocated							(951)	—	—	(951)

Segment Result Total							96,065	(1,680)	(506)	93,879
Finance expense										(5,942)
Finance and other income										22,419

Profit before tax										110,356
Income tax expense										(25,213)

Profit for the year										85,143

Depreciation and amortization										23,107

Information on reportable segment for the year ended March 31, 2018 is as follows:
	IT Services							IT Products	Reconciling Items	Total
	BFSI	HLS	CBU	ENU	MNT	COMM	Total
Revenue	148,062	74,177	83,762	68,427	120,272	33,710	528,410	17,998	(49)	546,359
Segment Result	24,626	9,620	13,060	8,060	21,742	3,158	80,266	362	319	80,947
Unallocated							3,347	—	—	3,347

Segment Result Total							83,613	362	319	84,294
Finance expense										(5,830)
Finance and other income										23,999
Share of profit/ (loss) of equity accounted investee										11

Profit before tax										102,474
Income tax expense										(22,390)

Profit for the year										80,084

Depreciation and amortization										21,124

The Company has four geographic segments: India, Americas, Europe and Rest of the world. Revenues from the geographic segments based on domicile of the customer are as follows:

	Year ended March 31,
	2016		2017		2018
India	₹	51,371	₹	46,555	₹	43,099
Americas*		258,615		290,719		283,515
Europe		126,417		133,909		138,597
Rest of the world		79,904		82,996		81,148

	₹	516,307	₹	554,179	₹	546,359

*	Substantially related to operations in the United States of America.

No customer individually accounted for more than 10% of the revenues during the year ended March 31, 2016, 2017 and 2018.

Management believes that it is currently not practicable to provide disclosure of geographical location wise assets, since the meaningful segregation of the available information is onerous.

Notes:

a)	“Reconciling items” includes elimination of inter-segment transactions and other corporate activities.
b)	Revenue from sale of traded cloud based licenses is reported as part of IT Services revenues.
c)	For the purpose of segment reporting, the Company has included the impact of “foreign exchange gains / (losses), net” in revenues (which is reported as a part of operating profit in the consolidated statement of income).
d)	For evaluating performance of the individual operating segments, stock compensation expense is allocated on the basis of straight line amortization. The differential impact of accelerated amortization of stock compensation expense over stock compensation expense allocated to the individual operating segments is reported in reconciling items.
e)	The Company generally offers multi-year payment terms in certain total outsourcing contracts. These payment terms primarily relate to IT hardware, software and certain transformation services in outsourcing contracts. The finance income on deferred consideration earned under these contracts is included in the revenue of the respective segment and is eliminated under reconciling items.
f)	Segment results for ENU and COMM industry vertical for year ended March 31, 2018 is after considering the impact of provision by ₹3,175 and ₹1,437 for impairment of receivables and deferred contract costs (Refer Note 21).
g)	Segment results of HLS industry vertical for the year ended March 31, 2017 and 2018, is after considering the impact of impairment charge recorded on certain intangible assets recognized on acquisition (Refer Note 5).
h)	Net gain from sale of EcoEnergy division amounting to ₹4,082 is included as part of IT Services segment result for the year ended March 31, 2017.
i)	Operating income of segments is after recognition of stock compensation expense arising from the grant of options:

	Year ended March 31,
	2016		2017		2018
IT Services	₹	1,424	₹	1,550	₹	1,402
IT Products		2		4		3
Reconciling items		108		188		(58)

	₹	1,534	₹	1,742	₹	1,347